Other Receivables, Prepayments, Prepaid Expenses and Deposits - Schedule of Other Receivables, Prepayments, Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Deposits	$ 2,232	$ 1,820
Other receivables	77,979	79,206	6,160
Prepayments	4,844	3,968
Total other receivables, prepayments and deposits	$ 85,055	84,994	$ 6,161
Restatement Adjustment [Member]
Deposits		1,820
Other receivables		79,206
Prepayments		3,968
Total other receivables, prepayments and deposits		$ 84,994